Restricted Cash, Deposits and Marketable Securities (Schedule of Restricted Cash) (Details) € in Thousands, $ in Thousands		Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)
Disclosure Of Restricted Cash Deposits And Marketable Securities [Abstract]
Marketable securities	[1]	€ 2,836		€ 1,946
Short term deposits		0	$ 0	28,410
Short-term restricted cash		900	$ 960	1,000
Restricted cash and bank deposits, long-term	[2]	€ 20,192		€ 15,630

[1]	The Company invested in a traded corporate bond with a coupon rate of 3.255% and in a traded US treasury bill with a coupon rate of 1.375%.
[2]	Deposits used to secure obligations towards the Israeli Electricity Authority for the license for the pumped-storage project in the Manara Cliff in Israel and to secure obligations under loan agreements (see Note 11).